Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Aristotle Core Bond Fund | Aristotle Core Bond Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	7.45%	2.05%	6.84%	(12.46%)	(1.76%)
Aristotle Core Income Fund | Aristotle Core Income Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	7.38%	2.85%	8.23%	(12.16%)	(0.12%)	8.70%	11.31%	(1.64%)	5.12%	5.29%
Aristotle Floating Rate Income Fund | Aristotle Floating Rate Income Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	6.64%	8.32%	13.90%	(0.83%)	4.62%	1.60%	8.31%	0.41%	4.33%	8.91%
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	7.31%	7.50%	12.48%	(10.21%)	5.51%	5.88%	14.84%	(3.76%)	8.51%	15.21%
Aristotle Short Duration Income Fund | Aristotle Short Duration Income Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	5.93%	5.43%	6.68%	(2.81%)	0.17%	4.03%	5.76%	0.75%	2.61%	2.92%
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	7.40%	6.04%	11.23%	(9.66%)	3.61%	9.82%	13.65%	(2.65%)	6.84%	11.31%
Aristotle Ultra Short Income Fund | Aristotle Ultra Short Income Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	5.32%	6.01%	5.98%	0.36%	0.37%	2.28%
Aristotle Core Equity Fund | Aristotle Core Equity Fund Class I
Prospectus [Line Items]
Annual Return [Percent]			23.27%	(22.15%)	24.34%	25.69%	35.24%	(5.66%)
Aristotle Core Equity Fund | Aristotle Core Equity Fund Class I-2
Prospectus [Line Items]
Annual Return [Percent]	18.42%	26.26%	23.27%
Aristotle Growth Equity Fund | Aristotle Growth Equity Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	18.27%	27.67%	33.94%	(31.24%)	23.34%	31.87%	38.51%	2.52%	31.37%	2.47%
Aristotle International Equity Fund | Aristotle International Equity Fund Class I
Prospectus [Line Items]
Annual Return [Percent]			17.73%	(20.91%)	15.79%	10.40%	23.98%	(9.89%)	22.64%	(1.17%)
Aristotle International Equity Fund | Aristotle International Equity Fund Class I-2
Prospectus [Line Items]
Annual Return [Percent]	22.48%	5.33%	17.73%
Aristotle Small Cap Equity Fund | Aristotle Small Cap Equity Fund Class I
Prospectus [Line Items]
Annual Return [Percent]			6.65%	(10.26%)	18.87%	9.31%	22.59%	(12.29%)	17.87%	18.31%
Aristotle Small Cap Equity Fund | Aristotle Small Cap Equity Fund Class I-2
Prospectus [Line Items]
Annual Return [Percent]	0.45%	9.07%	6.65%
Aristotle Small/Mid Cap Equity Fund | Aristotle Small/Mid Cap Equity Fund Class I-2
Prospectus [Line Items]
Annual Return [Percent]	3.23%	13.07%	11.07%	(20.22%)	19.52%	9.46%	23.37%	(11.67%)	17.13%	14.79%
Aristotle Value Equity Fund | Aristotle Value Equity Fund Class I
Prospectus [Line Items]
Annual Return [Percent]			19.70%	(15.04%)	24.90%	14.38%	32.18%	(9.53%)	22.12%
Aristotle Value Equity Fund | Aristotle Value Equity Fund Class I-2
Prospectus [Line Items]
Annual Return [Percent]	11.44%	7.44%	19.70%
Aristotle/Saul Global Equity Fund | Aristotle/Saul Global Equity Fund Class I
Prospectus [Line Items]
Annual Return [Percent]			19.07%	(17.49%)	19.54%	16.68%	27.55%	(9.53%)	15.29%	13.60%
Aristotle/Saul Global Equity Fund | Aristotle/Saul Global Equity Fund Class I-2
Prospectus [Line Items]
Annual Return [Percent]	19.81%	3.16%	19.07%
Aristotle Multi-Asset Balanced Fund | Aristotle Multi-Asset Balanced Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	12.92%	11.64%	13.95%	(18.72%)	11.92%	14.64%	20.36%	(7.33%)	13.50%	7.21%
Aristotle Multi-Asset Balanced Income Fund | Aristotle Multi-Asset Balanced Income Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	11.53%	8.18%	11.33%	(16.94%)	7.63%	12.38%	15.65%	(5.79%)	10.46%	6.11%
Aristotle Multi-Asset Capital Opportunities Fund | Aristotle Multi-Asset Capital Opportunities Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	16.67%	15.15%	18.52%	(21.41%)	18.78%	16.09%	26.91%	(9.17%)	19.16%	8.57%
Aristotle Multi-Asset Growth and Income Fund | Aristotle Multi-Asset Growth and Income Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	14.77%	13.51%	15.95%	(19.77%)	15.34%	14.99%	23.96%	(8.68%)	16.34%	8.05%
Aristotle Multi-Asset Income Fund | Aristotle Multi-Asset Income Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	9.54%	6.07%	9.41%	(15.03%)	3.96%	10.81%	12.14%	(4.17%)	7.79%	5.25%